Other Loss	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
Other Loss
16. Other - net

	Year Ended December 31, 2023 $	Year Ended December 31, 2022 $	Year Ended December 31, 2021 $
Asset retirement obligation decrease (increase) (1)	884	638	(8,394)
Credit loss provision (2)	—	2,604	(2,490)
Foreign exchange gain (loss)	1,431	2,995	(2,414)
Loss on disposal of defined benefit pension plan	(3,619)	—	—
Miscellaneous loss	(836)	(1,426)	(1,892)
Other - net	(2,140)	4,811	(15,190)
(1)Net ARO expense reflecting the changes in estimates and the accretion of the present value of ARO liabilities relating to Petrojarl Foinaven FPSO and Petrojarl Banff FPSO units (see Notes 1 and 6).
(2)Unrealized credit loss provision related to the Petrojarl Foinaven FPSO unit sales-type lease.